Stock Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	5 years
Stock or Unit Option Plan Expense	$ 53	$ 100
Restricted Stock or Unit Expense	54	146
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	44	69
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	12,771	28,255	38,359
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	186,479	186,479	174,754
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	128
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	27	6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 10
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	205,516
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	19,037	19,037
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	9 months 18 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	82,206
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years